Long Lived Assets (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment
Property and equipment, Gross	$ 3,854,424	$ 2,605,922	$ 59,455
Less accumulated depreciation	189,561	44,538	8,839
Property and equipment, Net	3,664,863	2,561,384	50,616
Land and building [Member]
Property and equipment
Property and equipment, Gross	131,500
Machinery and equipment [Member]
Property and equipment
Property and equipment, Gross	125,577	125,577	49,778
Furniture and office equipment [Member]
Property and equipment
Property and equipment, Gross	42,170	20,381	5,352
Transportation [Member]
Property and equipment
Property and equipment, Gross	78,373	27,050	4,325
Production units [Member]
Property and equipment
Property and equipment, Gross	1,972,750	1,972,750
Cylinders [Member]
Property and equipment
Property and equipment, Gross	$ 1,504,504	$ 460,164